CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Revenues, net of business tax, value-added tax and related surcharges, financing lease income from related party	$ 40	¥ 252	¥ 1,194	¥ 2,083
General and administrative expenses	(17)	113
Interest expense to related party	$ 1,035	¥ 6,705